Ultra Series Fund
550 Science Drive
Madison, WI  53711
Writer's Direct Dial: 608-216-9147  FAX: 608-274-7905

BY EDGAR

March 1, 2010

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, enclosed is a post-effective amendment to the Registration Statement on Form N-1A of the Ultra Series Fund.

We are making this filing pursuant to Rule 485(a) rather than Rule 485(b) for the purposes of incorporating the changes mandated by the recent revisions to Form N-1A.

Note that we intend to include a variety of statistical data by subsequent post-effective amendment filed pursuant to Rule 485(b) following receipt of any comments received by the staff in connection with the enclosed post-effective amendment.  As such, we are filing such matters herein that would not otherwise qualify for filing pursuant to Rule 485(b).

Note that the majority of the funds offered by the Registrant are substantially similar to the corresponding funds offered by the affiliated MEMBERS Mutual Funds (SEC File # 811-08261) whose registration statement was effective February 28, 2010.

We look forward to hearing from you.

Respectfully submitted,

(signature)

Pamela M. Krill
General Counsel
Madison Mosaic Funds

Enclosures